Related Party Transactions - Citco (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended								12 Months Ended
	Jun. 30, 2018	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Ownership %		47.40%				47.40%				47.40%	47.40%
Net additional subscriptions										$ 975,024	$ 794,613	$ 900,262
Investments in funds		$ 4,244,034				$ 2,518,031				4,244,034	2,518,031
Earnings from equity method investments		85,844	$ 149,065	$ (8,790)	$ 12,450	$ 11,722	$ 17,703	$ 17,713	$ 8,772	238,569	$ 55,910	$ 42,147
Affiliated entity
Related Party Transaction [Line Items]
Investments in funds		$ 3,300,000								$ 3,300,000
CTCO Holdings Limited | Citco
Related Party Transaction [Line Items]
Ownership interest held by noncontrolling owners		6.20%								6.20%
CTCO Holdings Limited | Convertible Preferred Stock | Citco
Related Party Transaction [Line Items]
Ownership interest held by noncontrolling owners		15.40%								15.40%
Citco | Trident | Affiliated entity
Related Party Transaction [Line Items]
Net additional subscriptions	$ 50,000
Voting ordinary shares acquired, percent		3.40%								3.40%
Citco
Related Party Transaction [Line Items]
Ownership %						31.90%					31.90%
Investments in funds		$ 53,000				$ 51,700				$ 53,000	$ 51,700
Earnings from equity method investments										$ 2,200	$ 2,700
Citco | Ordinary Shares
Related Party Transaction [Line Items]
Ownership %		31.90%								31.90%